Financial Risk Management - Schedule of Maturity Dates of Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	$ 776
Loans	8,942
Other liabilities	216
Accounts payable	2,873
Financial liabilities	12,807	$ 11,405	$ 10,198
0 - 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	370
Loans	1,907
Other liabilities	142
Accounts payable	2,869
Financial liabilities	5,288
1 - 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	212
Loans	1,853
Other liabilities	40
Accounts payable	0
Financial liabilities	2,105
2 - 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	100
Loans	1,323
Other liabilities	34
Accounts payable	0
Financial liabilities	1,457
3 - 4 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	44
Loans	1,096
Other liabilities	0
Accounts payable	0
Financial liabilities	1,140
4 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	22
Loans	834
Other liabilities	0
Accounts payable	0
Financial liabilities	856
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	28
Loans	1,929
Other liabilities	0
Accounts payable	4
Financial liabilities	$ 1,961